Feb. 28, 2025
Equity Portfolios - Institutional Classes | Disciplined U.S. Growth Portfolio
Disciplined U.S. Growth Equity Portfolio
Investment Objective
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Equity Portfolios - Institutional Classes Disciplined U.S. Growth Portfolio Disciplined U.S. Growth Equity Portfolio - Institutional Shares
Management Fees	0.55%
Other Expenses (as a percentage of Assets):	0.11%
Total Annual Portfolio Operating Expenses	0.66%

Example
This Example is intended to help you compare the cost of investing in the Portfolio’s Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Equity Portfolios - Institutional Classes | Disciplined U.S. Growth Portfolio | Disciplined U.S. Growth Equity Portfolio - Institutional Shares | USD ($)	67	211	368	822

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, of large cap companies tied economically to the U.S. that are “growth companies”. Glenmede Investment Management LP (the “Advisor”) considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $355 million to $3.8 trillion as of December 31, 2024. The Advisor considers “growth companies” to be those companies that are included in the Russell 1000® Growth Index. That capitalization range was $1.7 billion to $3.8 trillion as of December 31, 2024.
The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having revenue and earnings growth potential with reasonable valuations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures, and material environmental, social and governance (ESG) criteria. As ESG information is just one investment criterion, ESG considerations are generally not solely determinative in any investment decision made by the Advisor. The Portfolio may actively trade its securities to achieve its principal investment strategies.

Principal Investment Risks
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Institutional Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Quantitative U.S. Large Cap Growth Equity Portfolio (Institutional Shares)

During the periods shown in the bar chart, the highest quarterly return was 24.98% (for the quarter ended June 30, 2020) and the lowest quarterly return was -19.63% (for the quarter ended March 31, 2020).

Average Annual Total Returns (for the periods ended December 31, 2024)
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Returns - Equity Portfolios - Institutional Classes - Disciplined U.S. Growth Portfolio		Past 1 Year	Past 5 Years	Since Inception
Disciplined U.S. Growth Equity Portfolio - Institutional Shares		20.65%	13.90%	14.02%
Return After Taxes on Distributions | Disciplined U.S. Growth Equity Portfolio - Institutional Shares		12.54%	9.98%	10.97%
Return After Taxes on Distributions and Sale of Fund Shares | Disciplined U.S. Growth Equity Portfolio - Institutional Shares	[1]	18.28%	10.69%	11.05%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	[2]	24.51%	14.28%	13.71%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		33.36%	18.96%	17.48%
Morningstar Large Growth Average	[3]	28.96%	14.59%	14.06%
[1]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[2]	The Russell 1000® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad-based index that represents the overall domestic equity market.
[3]	The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.